Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,170
Due from 1 to 5 years, amortized cost	1,394
Due from 5 to 10 years, amortized cost	664
Due after 10 years, amortized cost	119
Total, amortized cost	3,347
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,172
Due from 1 to 5 years, fair value	1,465
Due from 5 to 10 years, fair value	686
Due after 10 years, fair value	126
Total, fair value	3,449
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.86%
Due from 1 to 5 years, average yield (as a percent)	2.76%
Due from 5 to 10 years, average yield (as a percent)	1.45%
Due after 10 years, average yield (as a percent)	2.22%
Total, average yield (as a percent)	2.52%